UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23167

OSI ETF Trust

(Exact name of registrant as specified in charter)

60 State Street

Suite 700

Boston, MA 02109

(Address of principal executive offices) (Zip code)

Connor O’Brien

60 State Street

Suite 700

Boston, MA 02109

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (617) 855-7670

Date of fiscal year end: June 30

Date of reporting period: December 31, 2016

Item 1. Reports To Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semiannual Report

December 31, 2016

Before investing you should carefully consider the Fund’s investment objectives, risks, charges and expenses. This and other information is available in the Fund’s prospectus, a copy of which may be obtained by visiting the Fund’s website at www.oshares.com. Please read the prospectus carefully before you invest.

There are risks involved with investing, including possible loss of principal. Concentration in a particular industry or sector may subject the Fund to loss due to adverse occurrences that may affect that industry or sector. The Fund’s emphasis on dividend paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend after the Fund’s purchase of such a company’s securities. See the prospectus for specific risks regarding the Fund.

Individual shares of the Fund may be purchased or sold in the secondary market throughout the regular trading day on the NYSE Arca through a brokerage account. However, shares are not individually redeemable directly from the Fund. The Fund issues and redeems shares on a continuous basis, at NAV, only in large blocks of shares (“Creation Units”), principally in-kind for securities included in the relevant Index.

Distributor:  Foreside Fund Services, LLC

i	Allocation of Portfolio Holdings and Sector Weightings
1	Schedule of Investments
6	Statement of Assets and Liabilities
7	Statement of Operations
8	Statement of Changes in Net Assets
10	Financial Highlights
12	Notes to Financial Statements
20	Expense Examples
21	Board Approval of Investment Advisory Agreement
24	Additional Information

The O’Shares FTSE Russell Small Cap Quality Dividend ETF (the “Fund”) is not in any way sponsored, endorsed, sold or promoted by the London Stock Exchange Group companies, which include FTSE International Limited (“FTSE”), Frank Russell Company (“Russell”), MTS Next Limited (“MTS”) and FTSE TMX Global Debt Capital Markets Inc. (“FTSE TMX”) (together “LSEG”). LSEG makes no claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the FTSE USA Small Cap Qual/Vol/Yield 3% Capped Factor Index (the “Index”) (upon which the Fund is based), (ii) the figure at which the Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Index for the purpose to which it is being put in connection with the Fund. LSEG has not provided nor will provide any financial or investment advice or recommendation in relation to the Index to the adviser or to its clients. The Index is calculated by FTSE or its agent. LSEG shall not be (a) liable (whether in negligence or otherwise) to any person for any error in the Index or (b) under any obligation to advise any person of any error therein.

All rights in the Index vest in FTSE. “FTSE®”, “Russell®”, “MTS®”, “FTSE TMX®” and “FTSE-Russell” and other service marks and trademarks related to the FTSE or Russell indexes are trademarks of the London Stock Exchange Group companies and are used by FTSE, MTS, FTSE TMX and Russell under license.

OSI ETF Trust
Allocation of Portfolio Holdings and Industries
December 31, 2016 (Unaudited)

O’Shares FTSE Russell Small Cap Quality Dividend ETF (OUSM)

The Fund seeks to track the performance, before fees and expenses, of the FTSE USA Small Cap Qual/Vol/Yield 3% Capped Factor Index (the “U.S. Small Cap Target Index”). The U.S. Small Cap Target Index is designed to reflect the performance of publicly listed small capitalization dividend-paying issuers in the United States exhibiting high quality, low volatility and high dividend yields, as determined by FTSE-Russell (the “Index Provider”). The quality and low volatility factors are designed to reduce exposure to high dividend equities that have experienced large price declines, as may occur with some dividend investing strategies.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Leidos Holdings, Inc.	2.3%
Healthcare Services Group, Inc.	1.8%
Six Flags Entertainment Corp.	1.7%
Brocade Communications Systems, Inc.	1.6%
Bio-Techne Corp.	1.5%
Owens & Minor, Inc.	1.4%
OGE Energy Corp.	1.4%
Packaging Corp. of America	1.2%
RPM International, Inc.	1.2%
Cracker Barrel Old Country Store, Inc.	1.1%

Sector Exposure

Sectors	% of Net Assets
Consumer Discretionary	15.9%
Consumer Staples	2.4%
Energy	0.8%
Financials	12.2%
Health Care	3.5%
Industrials	15.1%
Information Technology	11.6%
Materials	7.8%
Real Estate	19.6%
Telecommunication Services	0.9%
Utilities	10.1%
Other(1)	0.1%
100.0%
(1)	Includes any non-equity securities and net other assets (liabilities).

i

OSI ETF Trust
O’Shares FTSE Russell Small Cap Quality Dividend ETF
Schedule of Investments
December 31, 2016 (Unaudited)

Investments	Number of Shares	Value
Common Stocks – 99.9%
Aerospace & Defense – 0.2%
National Presto Industries, Inc.	52	$5,533
Airlines – 0.1%
Allegiant Travel Co.	22	3,661
Auto Components – 0.1%
Superior Industries International, Inc.	124	3,267
Automobiles – 0.5%
Thor Industries, Inc.	138	13,807
Banks – 3.3%
Bank of Hawaii Corp.	40	3,548
BankUnited, Inc.	90	3,392
BOK Financial Corp.	16	1,329
Boston Private Financial Holdings, Inc.	72	1,192
Brookline Bancorp, Inc.	72	1,181
City Holding Co.	18	1,217
Columbia Banking System, Inc.	70	3,128
Community Bank System, Inc.	80	4,943
Community Trust Bancorp, Inc.	16	794
Cullen/Frost Bankers, Inc.	52	4,588
CVB Financial Corp.	88	2,018
First Commonwealth Financial Corp.	66	936
First Financial Bancorp	60	1,707
First Financial Corp.	8	422
Flushing Financial Corp.	26	764
FNB Corp.	328	5,258
Fulton Financial Corp.	162	3,046
Glacier Bancorp, Inc.	118	4,275
NBT Bancorp, Inc.	44	1,843
Old National Bancorp	138	2,505
PacWest Bancorp	144	7,839
Park National Corp.	14	1,675
Republic Bancorp, Inc., Class A	8	316
S&T Bancorp, Inc.	26	1,015
Sandy Spring Bancorp, Inc.	22	880
Stock Yards Bancorp, Inc.	16	751
Tompkins Financial Corp.	10	945
Trustmark Corp.	64	2,282
Umpqua Holdings Corp.	230	4,319
United Bankshares, Inc.	82	3,792
Valley National Bancorp	432	5,028
Washington Trust Bancorp, Inc.	16	897
Webster Financial Corp.	74	4,017
WesBanco, Inc.	40	1,722
Westamerica Bancorp	24	1,510
		85,074
Building Products – 0.2%
Simpson Manufacturing Co., Inc.	132	5,775

Investments	Number of Shares	Value
Capital Markets – 3.7%
Artisan Partners Asset Management, Inc., Class A	108	$3,213
BGC Partners, Inc., Class A	348	3,560
CBOE Holdings, Inc.	114	8,423
Cohen & Steers, Inc.	46	1,546
Eaton Vance Corp.	244	10,219
Evercore Partners, Inc., Class A	38	2,611
FactSet Research Systems, Inc.	122	19,938
Federated Investors, Inc., Class B	214	6,052
Greenhill & Co., Inc.	62	1,717
Janus Capital Group, Inc.	240	3,185
Lazard Ltd., Class A	288	11,834
LPL Financial Holdings, Inc.	106	3,732
Morningstar, Inc.	50	3,678
MSCI, Inc.	84	6,618
NorthStar Asset Management Group, Inc.	290	4,327
OM Asset Management plc	46	667
Waddell & Reed Financial, Inc., Class A	202	3,941
		95,261
Chemicals – 3.1%
Cabot Corp.	322	16,274
Innophos Holdings, Inc.	138	7,212
Koppers Holdings, Inc.*	48	1,934
NewMarket Corp.	28	11,868
RPM International, Inc.	580	31,221
Sensient Technologies Corp.	136	10,687
Tredegar Corp.	64	1,536
		80,732
Commercial Services & Supplies – 6.0%
ABM Industries, Inc.	228	9,311
Brady Corp., Class A	262	9,838
Covanta Holding Corp.	342	5,335
Deluxe Corp.	142	10,169
Essendant, Inc.	112	2,341
G&K Services, Inc., Class A	58	5,594
Healthcare Services Group, Inc.	1,192	46,691
Herman Miller, Inc.	220	7,524
HNI Corp.	150	8,388
KAR Auction Services, Inc.	522	22,248
Knoll, Inc.	118	3,296
McGrath RentCorp	72	2,822
Rollins, Inc.	452	15,268
Steelcase, Inc., Class A	320	5,728
		154,553
Communications Equipment – 1.8%
ADTRAN, Inc.	292	6,526
Brocade Communications Systems, Inc.	3,268	40,818
		47,344

See accompanying notes to the financial statements.

OSI ETF Trust
O’Shares FTSE Russell Small Cap Quality Dividend ETF
Schedule of Investments
December 31, 2016 (Unaudited)

Investments	Number of Shares	Value
Construction & Engineering – 0.2%
KBR, Inc.	358	$5,975
Consumer Finance – 0.3%
SLM Corp.*	728	8,023
Containers & Packaging – 2.4%
Myers Industries, Inc.	102	1,458
Packaging Corp. of America	374	31,723
Sonoco Products Co.	534	28,142
		61,323
Diversified Consumer Services – 0.2%
Capella Education Co.	46	4,039
Diversified Telecommunication Services – 0.9%
ATN International, Inc.	44	3,526
Cogent Communications Holdings, Inc.	294	12,157
Consolidated Communications Holdings, Inc.	280	7,518
		23,201
Electric Utilities – 5.1%
ALLETE, Inc.	150	9,628
El Paso Electric Co.	86	3,999
Empire District Electric Co. (The)	112	3,818
Great Plains Energy, Inc.	426	11,651
Hawaiian Electric Industries, Inc.	270	8,929
IDACORP, Inc.	130	10,472
MGE Energy, Inc.	92	6,008
OGE Energy Corp.	1,072	35,858
Otter Tail Corp.	135	5,508
PNM Resources, Inc.	186	6,380
Portland General Electric Co.	252	10,919
Westar Energy, Inc.	332	18,708
		131,878
Electrical Equipment – 1.1%
Hubbell, Inc.	242	28,241
Electronic Equipment, Instruments & Components – 1.9%
AVX Corp.	356	5,564
FLIR Systems, Inc.	462	16,720
MTS Systems Corp.	82	4,649
National Instruments Corp.	714	22,006
		48,939
Energy Equipment & Services – 0.6%
Frank’s International NV	122	1,502
Oceaneering International, Inc.	498	14,048
		15,550
Equity Real Estate Investment Trusts (REITs) – 19.5%
Acadia Realty Trust	108	3,529
Alexander’s, Inc.	4	1,708
Alexandria Real Estate Equities, Inc.	96	10,669

Investments	Number of Shares	Value
American Assets Trust, Inc.	40	$1,723
American Campus Communities, Inc.	182	9,058
Apartment Investment & Management Co., Class A	192	8,726
Apple Hospitality REIT, Inc.	368	7,353
Ashford Hospitality Trust, Inc.	148	1,149
Brixmor Property Group, Inc.	550	13,431
Camden Property Trust	204	17,150
Care Capital Properties, Inc.	166	4,150
CBL & Associates Properties, Inc.	220	2,530
Cedar Realty Trust, Inc.	86	562
Chesapeake Lodging Trust	130	3,362
Columbia Property Trust, Inc.	164	3,542
CoreCivic, Inc.	352	8,610
CoreSite Realty Corp.	46	3,651
Corporate Office Properties Trust	214	6,681
Cousins Properties, Inc.	586	4,987
CubeSmart	258	6,907
DCT Industrial Trust, Inc.	164	7,852
DiamondRock Hospitality Co.	308	3,551
Douglas Emmett, Inc.	122	4,460
DuPont Fabros Technology, Inc.	70	3,075
EastGroup Properties, Inc.	56	4,135
Education Realty Trust, Inc.	78	3,299
EPR Properties	174	12,488
Equity Commonwealth*	150	4,536
Equity LifeStyle Properties, Inc.	122	8,796
Equity One, Inc.	118	3,621
First Industrial Realty Trust, Inc.	154	4,320
Franklin Street Properties Corp.	172	2,229
Gaming and Leisure Properties, Inc.	578	17,698
GEO Group, Inc. (The)	196	7,042
Getty Realty Corp.	58	1,478
Healthcare Realty Trust, Inc.	176	5,336
Healthcare Trust of America, Inc., Class A	164	4,774
Hersha Hospitality Trust	56	1,204
Highwoods Properties, Inc.	150	7,652
Investors Real Estate Trust	150	1,070
Kilroy Realty Corp.	124	9,079
Kite Realty Group Trust	82	1,925
Lamar Advertising Co., Class A	232	15,600
LaSalle Hotel Properties	204	6,216
Lexington Realty Trust	472	5,098
Life Storage, Inc.	148	12,619
LTC Properties, Inc.	116	5,450
Medical Properties Trust, Inc.	462	5,683
Mid-America Apartment Communities, Inc.	268	26,243
Monogram Residential Trust, Inc.	232	2,510
National Health Investors, Inc.	154	11,422

See accompanying notes to the financial statements.

OSI ETF Trust
O’Shares FTSE Russell Small Cap Quality Dividend ETF
Schedule of Investments
December 31, 2016 (Unaudited)

Investments	Number of Shares	Value
National Retail Properties, Inc.	344	$15,205
Omega Healthcare Investors, Inc.	460	14,380
Parkway, Inc.*	72	1,602
Pebblebrook Hotel Trust	126	3,749
Physicians Realty Trust	166	3,147
Piedmont Office Realty Trust, Inc., Class A	320	6,691
Potlatch Corp.	68	2,832
PS Business Parks, Inc.	46	5,360
QTS Realty Trust, Inc., Class A	44	2,185
Ramco-Gershenson Properties Trust	150	2,487
Rayonier, Inc.	164	4,362
Retail Opportunity Investments Corp.	130	2,747
Retail Properties of America, Inc., Class A	430	6,592
RLJ Lodging Trust	342	8,376
Ryman Hospitality Properties, Inc.	104	6,553
Sabra Health Care REIT, Inc.	110	2,686
Saul Centers, Inc.	22	1,465
Select Income REIT	134	3,377
Senior Housing Properties Trust	438	8,291
Spirit Realty Capital, Inc.	536	5,821
STORE Capital Corp.	248	6,128
Sun Communities, Inc.	154	11,798
Sunstone Hotel Investors, Inc.	220	3,355
Tanger Factory Outlet Centers, Inc.	276	9,875
Taubman Centers, Inc.	114	8,428
Universal Health Realty Income Trust	34	2,230
Urban Edge Properties	112	3,081
Urstadt Biddle Properties, Inc., Class A	86	2,074
Washington Prime Group, Inc.	248	2,582
Washington REIT	160	5,230
WP Carey, Inc.	160	9,454
Xenia Hotels & Resorts, Inc.	200	3,884
		505,966
Food & Staples Retailing – 0.3%
Weis Markets, Inc.	104	6,951
Food Products – 1.1%
Cal-Maine Foods, Inc.	208	9,188
J&J Snack Foods Corp.	50	6,672
Lancaster Colony Corp.	98	13,856
		29,716
Gas Utilities – 3.0%
Atmos Energy Corp.	226	16,758
National Fuel Gas Co.	176	9,968
Northwest Natural Gas Co.	76	4,545
ONE Gas, Inc.	114	7,291
South Jersey Industries, Inc.	246	8,288
Southwest Gas Corp.	148	11,340

Investments	Number of Shares	Value
Spire, Inc.	126	$8,133
WGL Holdings, Inc.	156	11,900
		78,223
Health Care Equipment & Supplies – 0.5%
Meridian Bioscience, Inc.	686	12,142
Health Care Providers & Services – 1.4%
Owens & Minor, Inc.	1,024	36,137
Health Care Technology – 0.2%
Computer Programs & Systems, Inc.	188	4,437
Hotels, Restaurants & Leisure – 7.2%
Bob Evans Farms, Inc.	146	7,769
Brinker International, Inc.	342	16,939
Cheesecake Factory, Inc. (The)	230	13,772
Choice Hotels International, Inc.	90	5,044
Cracker Barrel Old Country Store, Inc.	174	29,055
DineEquity, Inc.	62	4,774
Dunkin’ Brands Group, Inc.	302	15,837
Extended Stay America, Inc.	224	3,618
ILG, Inc.	372	6,759
Six Flags Entertainment Corp.	724	43,411
Speedway Motorsports, Inc.	50	1,083
Texas Roadhouse, Inc.	240	11,578
Vail Resorts, Inc.	106	17,099
Wendy’s Co. (The)	850	11,492
		188,230
Household Durables – 1.1%
Ethan Allen Interiors, Inc.	84	3,095
La-Z-Boy, Inc.	136	4,223
Tupperware Brands Corp.	390	20,522
		27,840
Household Products – 0.2%
WD-40 Co.	38	4,442
Insurance – 2.5%
Allied World Assurance Co. Holdings AG	76	4,082
American Financial Group, Inc.	78	6,873
American National Insurance Co.	8	997
AmTrust Financial Services, Inc.	80	2,190
Aspen Insurance Holdings Ltd.	68	3,740
Assured Guaranty Ltd.	110	4,155
Endurance Specialty Holdings Ltd.	90	8,316
FBL Financial Group, Inc., Class A	10	781
First American Financial Corp.	152	5,568
Hanover Insurance Group, Inc. (The)	52	4,733
Horace Mann Educators Corp.	38	1,626
Infinity Property & Casualty Corp.	12	1,055
Kemper Corp.	30	1,329
Maiden Holdings Ltd.	84	1,466
Mercury General Corp.	42	2,529

See accompanying notes to the financial statements.

OSI ETF Trust
O’Shares FTSE Russell Small Cap Quality Dividend ETF
Schedule of Investments
December 31, 2016 (Unaudited)

Investments	Number of Shares	Value
ProAssurance Corp.	64	$3,597
RLI Corp.	92	5,808
United Fire Group, Inc.	16	787
Validus Holdings Ltd.	118	6,491
		66,123
Internet & Direct Marketing Retail – 0.4%
HSN, Inc.	274	9,398
Internet Software & Services – 0.6%
EarthLink Holdings Corp.	280	1,579
NIC, Inc.	594	14,197
		15,776
IT Services – 4.0%
CSG Systems International, Inc.	190	9,196
EVERTEC, Inc.	236	4,189
Forrester Research, Inc.	114	4,896
Jack Henry & Associates, Inc.	234	20,775
Leidos Holdings, Inc.	1,180	60,345
ManTech International Corp., Class A	94	3,972
TeleTech Holdings, Inc.	58	1,769
		105,142
Leisure Products – 0.1%
Sturm Ruger & Co., Inc.	58	3,057
Life Sciences Tools & Services – 1.5%
Bio-Techne Corp.	382	39,281
Machinery – 4.2%
Allison Transmission Holdings, Inc.	440	14,824
Briggs & Stratton Corp.	128	2,849
Donaldson Co., Inc.	490	20,619
Graco, Inc.	276	22,933
Hillenbrand, Inc.	192	7,363
Hyster-Yale Materials Handling, Inc.	26	1,658
Lincoln Electric Holdings, Inc.	268	20,548
SPX Corp.*	116	2,751
Tennant Co.	46	3,275
Timken Co. (The)	294	11,672
		108,492
Marine – 0.0%(a)
Seaspan Corp.	136	1,243
Media – 2.4%
Cinemark Holdings, Inc.	476	18,259
Gannett Co., Inc.	408	3,962
John Wiley & Sons, Inc., Class A	182	9,919
Meredith Corp.	160	9,464
National CineMedia, Inc.	174	2,563
New Media Investment Group, Inc.	198	3,166
Regal Entertainment Group, Class A	408	8,405
Time, Inc.	310	5,533
		61,271

Investments	Number of Shares	Value
Metals & Mining – 1.8%
Compass Minerals International, Inc.	106	$8,305
Haynes International, Inc.	48	2,064
Kaiser Aluminum Corp.	122	9,478
Reliance Steel & Aluminum Co.	304	24,180
Schnitzer Steel Industries, Inc., Class A	70	1,799
		45,826
Mortgage Real Estate Investment Trusts (REITs) – 2.0%
Anworth Mortgage Asset Corp.	132	683
ARMOUR Residential REIT, Inc.	38	824
Blackstone Mortgage Trust, Inc., Class A	116	3,488
Capstead Mortgage Corp.	146	1,488
Chimera Investment Corp.	320	5,446
Colony Capital, Inc.	204	4,131
CYS Investments, Inc.	172	1,330
Invesco Mortgage Capital, Inc.	144	2,102
MFA Financial, Inc.	922	7,035
New Residential Investment Corp.	470	7,388
PennyMac Mortgage Investment Trust	116	1,899
Redwood Trust, Inc.	88	1,339
Starwood Property Trust, Inc.	334	7,331
Two Harbors Investment Corp.	818	7,133
		51,617
Multiline Retail – 0.1%
Fred’s, Inc., Class A	92	1,708
Multi-Utilities – 1.3%
Avista Corp.	192	7,678
Black Hills Corp.	100	6,134
NorthWestern Corp.	128	7,279
Vectren Corp.	238	12,412
		33,503
Oil, Gas & Consumable Fuels – 0.2%
Nordic American Tankers Ltd.	266	2,234
Ship Finance International Ltd.	160	2,376
		4,610
Paper & Forest Products – 0.5%
Domtar Corp.	262	10,226
PH Glatfelter Co.	132	3,153
		13,379
Professional Services – 0.7%
CEB, Inc.	110	6,666
Exponent, Inc.	88	5,306
Insperity, Inc.	52	3,690
Resources Connection, Inc.	172	3,311
		18,973
Real Estate Management & Development – 0.1%
HFF, Inc., Class A	86	2,601

See accompanying notes to the financial statements.

OSI ETF Trust
O’Shares FTSE Russell Small Cap Quality Dividend ETF
Schedule of Investments
December 31, 2016 (Unaudited)

Investments	Number of Shares	Value
Semiconductors & Semiconductor Equipment – 3.3%
Brooks Automation, Inc.	984	$16,797
Intersil Corp., Class A	1,078	24,039
MKS Instruments, Inc.	308	18,295
Tessera Holding Corp.	588	25,990
		85,121
Specialty Retail – 3.7%
American Eagle Outfitters, Inc.	982	$14,897
Buckle, Inc. (The)	286	6,521
Cato Corp. (The), Class A	154	4,632
Chico’s FAS, Inc.	712	10,246
DSW, Inc., Class A	444	10,057
Finish Line, Inc. (The), Class A	120	2,257
GameStop Corp., Class A	594	15,004
GNC Holdings, Inc., Class A	230	2,539
Guess?, Inc.	358	4,332
Pier 1 Imports, Inc.	342	2,921
Rent-A-Center, Inc.	164	1,845
Williams-Sonoma, Inc.	440	21,291
		96,542
Textiles, Apparel & Luxury Goods – 0.1%
Oxford Industries, Inc.	54	3,247
Thrifts & Mortgage Finance – 0.4%
Capitol Federal Financial, Inc.	278	4,576
Dime Community Bancshares, Inc.	32	643
Northwest Bancshares, Inc.	124	2,236
Oritani Financial Corp.	78	1,462
Provident Financial Services, Inc.	70	1,981
TrustCo Bank Corp.	100	875
		11,773

Investments	Number of Shares	Value
Tobacco – 0.8%
Universal Corp.	78	$4,972
Vector Group Ltd.	740	16,828
		21,800
Trading Companies & Distributors – 2.3%
Applied Industrial Technologies, Inc.	160	9,504
MSC Industrial Direct Co., Inc., Class A	264	24,391
Watsco, Inc.	168	24,884
		58,779
Water Utilities – 0.7%
American States Water Co.	88	4,009
Aqua America, Inc.	362	10,875
California Water Service Group	106	3,593
		18,477
Total Common Stocks (Cost $2,598,395)		2,593,999
Total Investments — 99.9% (Cost $2,598,395)		2,593,999
Other Assets Less Liabilities — 0.1%		1,556
Net Assets — 100.0%		$2,595,555
*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.

As of December 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,000
Aggregate gross unrealized depreciation	(11,396)
Net unrealized depreciation	$(4,396)
Federal income tax cost of investments	$2,598,395

See accompanying notes to the financial statements.

OSI ETF Trust

Statement of Assets and Liabilities
December 31, 2016 (Unaudited)

O’Shares FTSE Russell Small Cap Quality Dividend ETF
ASSETS
Investments in securities, at value(1)	$2,593,999
Cash	100,000
Receivables:
Dividends	19
Receivable for capital shares issued	2,500,000
Total Assets	5,194,018
LIABILITIES
Payables:
Securities purchased	2,598,395
Advisory fees	68
Total Liabilities	2,598,463
Net Assets	$2,595,555
NET ASSETS CONSIST OF:
Paid-in capital	$2,600,000
Accumulated undistributed net investment loss	(49)
Net unrealized depreciation on investments	(4,396)
Net Assets	$2,595,555
The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets by the number of outstanding shares.
Shares Outstanding	104,000
Net Asset Value	$24.96
(1) Investments in securities, at cost	$2,598,395

See accompanying notes to the financial statements.

OSI ETF Trust

Statement of Operations
For the period 12/30/16* – 12/31/16 (Unaudited)

O’Shares FTSE Russell Small Cap Quality Dividend ETF
INVESTMENT INCOME
Dividend income	$19
Total Investment Income	19
EXPENSES
Investment management fees (Note 4)	68
Total Expenses	68
Net Investment Loss	(49)
NET UNREALIZED DEPRECIATION ON:
Investments in securities	(4,396)
Net Unrealized Depreciation on investments	(4,396)
Net Decrease in Net Assets Resulting from Operations	$(4,445)
*	Commencement of investment operations.

See accompanying notes to the financial statements.

OSI ETF Trust

Statement of Changes in Net Assets
For the period 12/30/16* – 12/31/16 (Unaudited)

O’Shares FTSE Russell Small Cap Quality Dividend ETF
OPERATIONS
Net investment loss	$(49)
Net unrealized depreciation	(4,396)
Net Decrease in Net Assets Resulting from Operations	(4,445)
CAPITAL TRANSACTIONS
Proceeds from shares issued	2,600,000
Net Increase from Capital Transactions	2,600,000
Total Increase in Net Assets	2,595,555
NET ASSETS
Beginning of period	$—
End of Period	$2,595,555
Accumulated undistributed net investment loss included in end of period net assets	$(49)
SHARE TRANSACTIONS
Beginning of period	—
Shares issued	4,000
Shares issued in-kind	100,000
Shares Outstanding, End of Period	104,000
*	Commencement of investment operations.

See accompanying notes to the financial statements.

(This page intentionally left blank.)

OSI ETF Trust

Financial Highlights for a share outstanding throughout the period

		PER SHARE OPERATING PERFORMANCE
		Investment Operations				Distributions
	Net asset value, beginning of period	Net investment loss(1)		Net realized and unrealized loss	Total investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period
O’Shares FTSE Russell Small Cap Quality Dividend ETF
For the period 12/30/16* – 12/31/16 (Unaudited)	$25.00	$—	(7)	$(0.04)	$(0.04)	$—	$—	$—	$—	$24.96
*	Commencement of investment operations.
(1)	Net investment income (loss) per share is based on average shares outstanding.
(2)	Annualized for periods less than one year.
(3)	Not annualized for periods less than one year.
(4)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.
(5)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. The market value is determined by the mid point of the bid/ask spread at 4:00 p.m. from the NYSE Arca, Inc. Exchange. Market value returns may vary from net asset value returns.
(6)	In-kind transactions are not included in portfolio turnover calculations.
(7)	Per share amount is less than $0.005.

See accompanying notes to the financial statements.

	RATIOS/SUPPLEMENTAL DATA
	Ratios to Average Net Assets of(2)		Total Return(3)
	Expenses	Net investment loss	Net asset value(4)	Market value(5)	Portfolio turnover rate(3)(6)	Ending net assets (thousands)
O’Shares FTSE Russell Small Cap Quality Dividend ETF
For the period 12/30/16* – 12/31/16 (Unaudited)	0.48%	(0.34)%	(0.16)%	(0.08)%	—%	$2,596

See accompanying notes to the financial statements.

OSI ETF Trust
Notes to Financial Statements
December 31, 2016 (Unaudited)

1. Organization

OSI ETF Trust (the “Trust”) was organized as a Delaware statutory trust on April 12, 2016 and is authorized to issue multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of one operational exchange-traded fund, the O’Shares FTSE Russell Small Cap Quality Dividend ETF (the “Fund”). The Fund is a diversified series of the Trust, pursuant to the 1940 Act.

The Fund had no operations from December 23, 2016 (initial seeding date) until December 30, 2016 (commencement of operations) other than matters relating to its organization and registration and the sale and issuance of 4,000 shares of beneficial interest in the Fund to the Fund’s adviser, O’Shares Investment Advisers, LLC (the “Adviser”), at a net asset value (“NAV”) of $25 per share.

The Fund seeks to track the performance (before fees and expenses) of the FTSE USA Small Cap Qual/Vol/Yield 3% Capped Factor Index (the “U.S. Small Cap Target Index” or “Target Index”). There can be no assurance that the Fund’s investment objective will be achieved.

2. Significant Accounting Policies

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services — Investment Companies.”

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

The NAV of the Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets by the number of the Fund’s shares outstanding.

When calculating the NAV of the Fund’s shares, securities held by the Fund are valued at market quotations when reliable market quotations are readily available. Exchange traded securities and instruments (including equity securities, depositary receipts and ETFs) are generally valued at the last reported sale price on the principal exchange on which such securities are traded (at the NASDAQ Official Closing Price for NASDAQ listed securities), as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. OTC securities and instruments are generally valued using prices provided by a third party pricing service. Such valuations would typically be categorized as Level 1 in the fair value hierarchy described below.

When reliable market quotations are not readily available, securities are priced at their fair value in accordance with the Trust’s valuation guidelines, which were approved by the Board of Trustees (the “Trustees”). The Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of the Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate the Fund’s net asset value and the prices used by the Fund’s

OSI ETF Trust
Notes to Financial Statements (continued)
December 31, 2016 (Unaudited)

Target Index. This may adversely affect the Fund’s ability to track its Target Index. Securities of non-exchange traded investment companies are valued at their net asset value.

The Fund discloses the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets.
•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of December 31, 2016 for the Fund based upon the three levels defined above:

	LEVEL 1 – Quoted Prices	LEVEL 2 – Other Significant Observable Inputs	LEVEL 3 – Other Significant Unobservable Inputs
	Common Stocks			Totals
O’Shares FTSE Russell Small Cap Quality Dividend ETF
Assets:	$2,593,999	$—	$—	$2,593,999
Totals:	$2,593,999	$—	$—	$2,593,999

For the period ended December 31, 2016, there were no Level 2 or Level 3 investments held in the Fund for which significant unobservable inputs were used to determine fair value. Please refer to the Schedule of Investments to view equity securities segregated by industry type. There were no transfers between Levels 1, 2, and 3 for the period ended December 31, 2016.

Real Estate Investment Trusts (“REITs”)

The Fund may invest in REITs. Equity REITs invest primarily in real property while mortgage REITs make construction, development and long-term mortgage loans. Its value may be affected by changes in the value of the underlying property of the REIT, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment.

REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation and the possibility of failing to qualify for tax free income status under the Internal Revenue Code of 1986 and failing to be exempt from registration as a registered investment company under the 1940 Act.

Distributions from REIT investments may be comprised of return of capital, capital gains and income. The actual character of amounts received during the year is not known until after the REIT’s fiscal year end. The Fund record the character of distributions received from REITs during the year based on estimates available. The characterization of distributions received by the Fund may be subsequently revised based on information received from the REITs after their tax reporting periods have concluded.

OSI ETF Trust
Notes to Financial Statements (continued)
December 31, 2016 (Unaudited)

Organizational and Offering Expenses

The Adviser has agreed to pay the organizational and initial offering costs on behalf of the Fund. The organizational and initial offering costs include preparation and filing incorporation documents, bylaws, declarations of trust, registration statements, board materials, state and federal registration of shares and audit fees. As a result, organizational and offering expenses are not reflected in the Fund’s financial statements.

Taxes and Distributions

The Fund intends to qualify or continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its net investment income and net capital gains to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

As of December 31, 2016, management of the Fund has reviewed the open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months. On an ongoing basis, management will monitor the tax positions taken to determine if adjustment to conclusions are necessary based on factors including but not limited to further implementation on guidance expected from FASB and ongoing analysis of tax law, regulation, and interpretations thereof.

The Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends monthly. Net capital gains are distributed at least annually. Dividends may be declared and paid more frequently to improve the Fund’s tracking of its Target Index or to comply with the distribution requirements of the Internal Revenue Code.

3. Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premiums and accretion of discounts. Dividend income, net of any applicable foreign withholding taxes, is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

4. Investment Management Fees

The Adviser serves as adviser to the Fund pursuant to an Investment Advisory Agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Adviser has the overall responsibility for the Fund’s investment program. The Adviser, on behalf of the Fund, has entered into a Sub-Advisory Agreement with Vident Investment Advisory, LLC (the “Sub-Adviser”). The Sub-Adviser is responsible for trading portfolio securities and other investment instruments on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions, as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Target Index, subject to the overall supervision and oversight of the Adviser and the Trustees. The Adviser oversees the Sub-Adviser for compliance with the Fund’s investment objective, policies, strategies and restrictions. The Board of Trustees supervises and oversees the Adviser and the Sub-Adviser, establishes policies that they must follow in their management activities, and oversees the hiring and termination of sub-advisers recommended by the Adviser.

OSI ETF Trust
Notes to Financial Statements (continued)
December 31, 2016 (Unaudited)

Under the Advisory Agreement, the Fund pays the Adviser a unitary management fee for its services payable on a monthly basis at the annual rate listed in the table below, based on the average daily net assets of the Fund.

Fund	Management Fee
O’Shares FTSE Russell Small Cap Quality Dividend ETF	0.48%

Pursuant to the Sub-Advisory Agreement, the Adviser compensates the Sub-Adviser out of the management fee it receives from the Funds.

Under the Advisory Agreement, the Adviser bears all of the ordinary operating expenses of the Funds, except for (i) the management fee, (ii) payments under the Fund’s Rule 12b-1 plan, (iii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (iv) acquired fund fees and expenses, (v) taxes, (vi) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vii) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto) and (viii) other extraordinary or non-routine expenses.

5. Administration, Fund Accounting and Transfer Agency Fees

JPMorgan Chase Bank, N.A. (“Administrator”) acts as administrator, fund accounting agent and transfer agent to the Fund pursuant to an administration agreement. The Administrator provides the Fund with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of NAVs; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by the Fund under federal and state securities laws.

6. Custodian Fees

JPMorgan Chase Bank, N.A. (“Custodian”) acts as custodian to the Fund. The Custodian holds cash, securities and other assets of the Fund as required by the 1940 Act. As compensation for the services, the Custodian is entitled to fees and reasonable out-of-pocket expenses.

7. Distribution, Service Plan and Fund Officers

Foreside Fund Services, LLC (the “Distributor”) serves as the Fund’s Distributor. The Trust has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance any activity primarily intended to result in the sale of Creation Units of the Fund or the provision of investor services, including but not limited to: (i) marketing and promotional services, including advertising; (ii) facilitating communications with beneficial owners of shares of the Fund; (iii) wholesaling services; and (iv) such other services and obligations as may be set forth in the Distribution Agreement with the Distributor.

No distribution or service fees are currently paid by the Fund and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund and may cost you more than paying other types of sales charges.

Foreside Fund Officer Services, LLC (“FFOS”), an affiliate of the Distributor, provides a Chief Compliance Officer, Principal Financial Officer and Treasurer, and certain additional compliance support functions to the Fund. FFOS does not have a role in determining the investment policies of the Trust or Fund, or which securities are to be purchased or sold by the Trust or the Fund.

OSI ETF Trust
Notes to Financial Statements (continued)
December 31, 2016 (Unaudited)

8. Issuance and Redemption of Fund Shares

The Fund is an exchange-traded fund or ETF. The Fund’s shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will only issue or redeem shares aggregated into blocks of 50,000 shares or multiples thereof (“Creation Units”) to Authorized Participants who have entered into agreements with the Fund’s Distributor. An Authorized Participant is either (1) a “Participating Party,” (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net Settlement System of the NSCC) (“Clearing Process”), or (2) a participant of DTC (“DTC Participant”), and, in each case, must have executed an agreement (“Participation Agreement”) with the Distributor with respect to creations and redemptions of Creation Units. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.

Shares are listed on the NYSE Arca, Inc.TM and are publicly traded. If you buy or sell Fund shares on the secondary market, you will pay or receive the market price, which may be higher or lower than NAV. Your transaction will be priced at NAV if you purchase or redeem Fund shares in Creation Units.

9. Investment Transactions

For the period ended December 31, 2016, the cost of securities purchased and proceeds from sales of securities, excluding in-kind transactions, were as follows:

Fund	Purchases	Sales
O’Shares FTSE Russell Small Cap Quality Dividend ETF	$103,664	$—

10. In-Kind Transactions

During the period, the Fund received securities in exchange for subscription of shares (subscription-in-kind). For the period ended December 31, 2016, the value of the securities received for subscriptions were as follows:

Fund	Value
O’Shares FTSE Russell Small Cap Quality Dividend ETF	$2,494,731

For the period ended December 31, 2016, the Fund did not deliver its investment securities in exchange for the redemption of shares (redemption-in-kind).

11. Principal Risks

The Fund is subject to the principal risks noted below, which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of the principal risks to which the Fund is subject is included in the Fund’s prospectus.

Authorized Participants Concentration Risk.  The Fund has a limited number of financial institutions that may act as Authorized Participants. To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Fund and no other Authorized Participant steps in, shares of the Fund may trade like closed-end fund shares at a significant discount to NAV and may face trading halts and/or delisting from the Exchange. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

Cash and Cash Equivalents Risk.  Holding cash or cash equivalents, even strategically, may lead to missed investment opportunities. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising.

OSI ETF Trust
Notes to Financial Statements (continued)
December 31, 2016 (Unaudited)

Concentration Risk.  To the extent that the U.S. Small Cap Target Index is concentrated in a particular industry or group of industries, the Fund is also expected to be concentrated in that industry or group of industries, which may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry or group of industries.

Dividend-Paying Stocks Risk.  The Fund’s emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend after the Fund’s purchase of such a company’s securities.

Equity Investing Risk.  An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

ETFs and Other Investment Companies Risk.  The risks of investing in securities of ETFs and other investment companies typically reflect the risks of the types of instruments in which the underlying ETF or other investment company invests. In addition, with such investments, the Fund indirectly bears its proportionate share of the fees and expenses of the underlying entity. As a result, the Fund’s operating expenses may be higher and performance may be lower.

Index-Related Risk.  The Fund is managed with an investment strategy that attempts to track the performance of the U.S. Small Cap Target Index. As a result, the Fund expects to hold constituent securities of the U.S. Small Cap Target Index regardless of their current or projected performance. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

There is no assurance that the Index Provider will compile the U.S. Small Cap Target Index accurately, or that the U.S. Small Cap Target Index will be determined, composed or calculated accurately. While the Index Provider provides descriptions of what the U.S. Small Cap Target Index is designed to achieve, the Index Provider does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that the U.S. Small Cap Target Index will be in line with its described index methodology. Any gains, losses or costs to the Fund that are caused by Index Provider errors will therefore be borne by the Fund and its shareholders. The U.S. Small Cap Target Index is new and has a limited performance history. The foregoing risks may be greater for a new index.

Liquidity Risk.  Liquidity risk exists when investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund or an entity in which it invests may be unable to transact at advantageous times or prices.

Market Events Risk.  The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and disruption in the creation/redemption process of the Fund, which could have a negative impact on the Fund.

Multifactor Risk.  The U.S. Small Cap Target Index, and thus the Fund, seeks to achieve specific factor exposures. There can be no assurance that targeting exposure to such factors will enhance the Fund’s performance over time, and targeting exposure to certain factors may detract from performance in some market environments. There is no guarantee the Index Provider’s methodology will be successful in creating an index that achieves the specific factor exposures.

OSI ETF Trust
Notes to Financial Statements (continued)
December 31, 2016 (Unaudited)

Premium-Discount Risk.  Fund shares may trade above or below their NAV on the Exchange. The market prices of Fund shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund shares. Therefore, you may pay more than NAV when you buy shares of the Fund on the Exchange, and you may receive less than NAV when you sell those shares on the Exchange. This risk is separate and distinct from the risk that the NAV of Fund shares may decrease.

Quality Stocks Risk.  Quality investing entails investing in securities of companies with high returns on equity, stable earnings per share growth, and low financial leverage. This style of investing is subject to the risk that the past performance of these companies does not continue or that the returns on “quality” equity securities are less than returns on other styles of investing or the overall stock market. In addition, there may be periods when quality investing is out of favor and during which the investment performance of a fund using a quality strategy may suffer.

REIT Risk.  A REIT is a company that owns or finances income-producing real estate. The Fund, through its investments in REITs, is subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

REITs are subject to additional risks, including those related to adverse governmental actions, declines in property value and the real estate market, and the potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types. As a result, investments in REITs may be volatile. To the extent the Fund invests in REITs concentrated in specific geographic areas or property types, the Fund may be subject to a greater loss as a result of adverse developments affecting such area or property types. REITs are pooled investment vehicles with their own fees and expenses and the Fund will indirectly bear a proportionate share of those fees and expenses.

Sampling Risk.  To the extent the Fund uses a representative sampling approach, it will hold a smaller number of securities than are in the U.S. Small Cap Target Index. As a result, an adverse development respecting a security held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the U.S. Small Cap Target Index. Conversely, a positive development relating to a security in the U.S. Small Cap Target Index that is not held by the Fund could cause the Fund to underperform the U.S. Small Cap Target Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Secondary Market Trading Risk.  Investors buying or selling Fund shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares. Although the Fund’s shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund shares on the Exchange may be halted.

Sector Risk.  To the extent the U.S. Small Cap Target Index, and thereby the Fund, emphasizes, from time to time, investments in a particular sector, the Fund is subject to a greater degree to the risks particular to that sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors, it may have increased exposure to the price movements of those sectors.

Small Capitalization Securities Risk.  The securities of small capitalization companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of securities during market downturns. Compared to larger companies, small capitalization companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

OSI ETF Trust
Notes to Financial Statements (continued)
December 31, 2016 (Unaudited)

Tracking Error Risk.  Tracking error is the divergence of the Fund’s performance from that of the U.S. Small Cap Target Index. Tracking error may occur due to, among other things, fees and expenses paid by the Fund, including the cost of buying and selling securities that are not reflected in the U.S. Small Cap Target Index. If the Fund is small, it may experience greater tracking error. If the Fund is not fully invested, holding cash balances may prevent it from tracking the U.S. Small Cap Target Index. In addition, the Fund’s NAV may deviate from the U.S. Small Cap Target Index if the Fund fair values a portfolio security at a price other than the price used by the U.S. Small Cap Target Index for that security. To the extent the Fund uses a representative sampling strategy to track the U.S. Small Cap Target Index, such a strategy may produce greater tracking error than if the Fund employed a full replication strategy.

Volatility Risk.  There is a risk that the present and future volatility of a security, relative to the FTSE USA Small Cap Index, will not be the same as it historically has been and thus that the U.S. Small Cap Target Index will not be exposed to the less volatile securities in the FTSE USA Small Cap Index. Volatile stocks are subject to sharp swings in value.

12. Guarantees and Indemnifications

In the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Fund’s organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. The Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. The Adviser is of the view that the risk of loss to the Fund in connection with the Fund’s indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

13. Subsequent Events

Management has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined that there are no material events that would require disclosure in the Fund’s financial statements.

OSI ETF Trust
Expense Examples (Unaudited)
December 31, 2016

As a shareholder, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including management fees, other operational and investment related expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended December 31, 2016.

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended December 31, 2016.

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as brokerage charges. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 07/01/16	Ending Account Value 12/31/16	Expenses Paid During the Period*	Annualized Expense Ratio During Period
O’Shares FTSE Russell Small Cap Quality Dividend ETF(a)
Actual	$1,000.00	$998.40	$0.03	0.48%
Hypothetical	$1,000.00	$1,022.79	$2.45	0.48%
*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 184 days in the most recent fiscal half-year divided by 365 days in the fiscal year (to reflect the one half year period)
(a)	The Fund commenced operations on December 30, 2016. Actual Expenses Paid During the Period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 2 divided by 365 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

OSI ETF Trust
Board Approval of Investment Advisory Agreement (Unaudited)

At the December 12, 2016 meeting (the “Meeting”) of the Board of Trustees (the “Board”) of OSI ETF Trust (the “Trust”), the Board, including those Trustees (the “Independent Trustees”) who are not “interested persons” (as that term is defined in the Investment Company Act of 1940 (the “1940 Act”)) of the Trust, approved the investment advisory agreement (the “Investment Advisory Agreement”) between O’Shares Investment Advisers, LLC (“the Adviser”) and the Trust with respect to the O’Shares FTSE Russell Small Cap Quality Dividend ETF (the “Fund”), for a period of two years beginning December 12, 2016. Under the Investment Advisory Agreement, the Adviser is obligated to pay all of the ordinary operating expenses of the Fund, except for certain excluded items (the “Unified Fee”). In addition, the Board, including the Independent Trustees, approved the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Advisory Agreements”) between the Adviser and Vident Investment Advisory, LLC (the “Sub-Adviser”) with respect to the Fund, for a period of two years beginning December 12, 2016.

In considering approval of the Advisory Agreements, the Independent Trustees met in executive session with independent counsel, who provided assistance and advice. The Board, including the Independent Trustees, evaluated the terms of the Advisory Agreements, reviewed the information provided by the Adviser and Sub-Adviser in connection with the consideration of approving the Advisory Agreements, and reviewed the duties and responsibilities of the Trustees in evaluating and approving the Advisory Agreements.

In considering the approval of the Advisory Agreements, the Board, including the Independent Trustees, reviewed the materials provided for the Meeting by the Adviser and Sub-Adviser, including: (i) a copy of the form of Investment Advisory Agreement; (ii) a copy of the form of Sub-Advisory Agreement; (iii) information describing the nature, extent and quality of the services that the Adviser and Sub-Adviser expect to provide to the Fund, and the fees that the Adviser and Sub-Adviser propose to charge for such services; (iv) information concerning the financial condition, businesses, operations and compliance programs of the Adviser and Sub-Adviser; (v) a copy of the current Form ADV for each of the Adviser and Sub-Adviser; and (vi) a memorandum on the responsibilities of trustees in considering investment advisory arrangements under the 1940 Act.

In addition, the Board considered data compiled by the Adviser from an unaffiliated third party database comparing the proposed advisory fee and projected expense ratio of the Fund with the advisory fees and net expense ratios (i.e., after fee waivers and reimbursements) of other U.S.-listed ETFs having similar investment objectives and strategies (the “Peer Group”). The Board discussed the criteria used by the Adviser for selecting the Peer Group. The Board, including the Independent Trustees, concluded that the data was useful and reliable for the purpose of reviewing the Advisory Agreements.

During their review of this information, the Board, including the Independent Trustees, focused on and analyzed the factors that they deemed relevant, including: (i) the nature, extent and quality of the services to be provided to the Fund by the Adviser and Sub-Adviser; (ii) the personnel and operations of the Adviser and Sub-Adviser; (iii) the proposed advisory fees and projected expense ratio of the Fund and the cost of the services to be provided; (iv) the expected profitability to the Adviser and Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement, respectively; (v) any ancillary benefits to be realized by the Adviser and Sub-Adviser due to their relationship with the Fund and the Trust (i.e., “fall-out” benefits); and (vi) possible conflicts of interest.

In particular, the Board considered and reviewed the following with respect to the Fund:

(a) The nature, extent and quality of services to be provided to the Fund by the Adviser and Sub-Adviser; Personnel and operations of the Adviser and Sub-Adviser; Possible conflicts of interest. The Board reviewed the services that the Adviser and Sub-Adviser are expected to provide to the Fund. In connection with the advisory services to be provided to the Fund, the Board noted the Adviser’s responsibilities as the Fund’s investment adviser, including: overall supervisory responsibility for the general management and investment of the Fund’s securities portfolio; ultimate responsibility, subject to oversight by the Board, for oversight of the Sub-Adviser as sub-adviser to the Fund; responsibility for daily monitoring of tracking error and quarterly reporting to the Board;

OSI ETF Trust
Board Approval of Investment Advisory Agreement (Unaudited)

and implementation of Board directives as they relate to the Fund. The Board considered the selection and due diligence process employed by the Adviser in proposing the Sub-Adviser as the sub-advisor to the Fund, including the due diligence undertaken with respect to the Sub-Adviser’s compliance capabilities, and the plans and efforts to integrate the Sub-Adviser’s operations, policies, procedures and compliance functions with those of the Adviser.

The Board also noted the responsibilities that the Sub-Adviser has as the Fund’s sub-adviser, including: implementation of the investment management program of the Fund; management of the day-to-day investment and reinvestment of the assets of the Fund; determining daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis, as well as during index rebalances and reconstitutions; and oversight of general portfolio compliance with relevant law.

While the Adviser was newly formed and did not currently provide investment advisory services to any other clients, the Board noted the experience of the Adviser’s personnel and affiliates in serving as the sponsor to other U.S.-listed ETFs and managing pooled investment vehicles outside of the U.S. In addition, the Board considered the financial strength and resources of the Adviser’s and Sub-Adviser’s parent organizations. The Board also noted the experience of the Sub-Adviser and its personnel in providing investment advisory and sub-advisory services to other U.S.-listed ETFs.

The Board noted the Adviser’s and Sub-Adviser’s procedures to manage potential conflicts of interest. Based on their consideration and review of the foregoing information, the Board concluded that the Fund was likely to benefit from the nature, extent and quality of these services, as well as the Adviser’s and Sub-Adviser’s ability to render such services based on their experience, personnel, operations and resources.

(b) Comparison of services to be provided and fees to be charged by the Adviser and Sub-Adviser and other investment advisers to similar clients, and the cost of the services to be provided. The Board compared both the services to be rendered and the fee to be paid pursuant to the Investment Advisory Agreement for the Fund to the contractual advisory fees of other registered investment advisers providing services to similar ETFs in the Peer Group. In particular, the Board compared the Fund’s proposed advisory fee and projected expense ratio to the advisory fees and net expense ratios of the other ETFs in the Peer Group. The Board also considered that the sub-advisory fees to be paid by the Adviser to the Sub-Adviser pursuant to the Sub-Advisory Agreement were the product of arms-length negotiations between the Adviser and Sub-Adviser, and that the sub-advisory fees would be paid entirely by the Adviser. The Board also received and considered information about the fee rates charged to other ETFs sponsored by the Adviser’s parent organization and other accounts and clients (including other ETFs) that are managed by the Sub-Adviser, including information about the differences in services provided to non-fund clients.

The Board noted that the proposed advisory fee of the Fund was above the median and average, but below the maximum, advisory fee of the other ETFs in the Peer Group. The Board also noted that the projected expense ratio of the Fund was above the median and average, but below the maximum, net expense ratio of the other ETFs in the Peer Group.

The Board considered the appropriateness of the proposed advisory fee and the projected expense ratio of the Fund compared to the advisory fees and net expense ratios of the ETFs in the Peer Group. The Board received information regarding the costs, including operational costs to be borne by the Adviser under the Unified Fee, and expected profitability of the Adviser and Sub-Adviser in connection with serving as adviser and sub-adviser, respectively, to the Fund. The Board noted the Adviser’s assumption of the contractual obligation to limit the Fund’s ordinary operating expenses through the Unified Fee, which cannot be changed without shareholder approval.

OSI ETF Trust
Board Approval of Investment Advisory Agreement (Unaudited)

After (i) comparing the Fund’s proposed advisory fee and projected expense ratio with those of the other ETFs in the Peer Group, (ii) considering the information about fee rates charged to other ETFs sponsored by the Adviser’s parent organization and other accounts and clients managed by the Sub-Adviser, (iii) the nature, extent and quality of services to be provided by the Adviser and Sub-Adviser and the expected costs to be incurred by the Adviser and Sub-Adviser in rendering those services, and (iv) the Adviser absorbing the Fund’s ordinary operating expenses under the Unified Fee, the Board concluded that the fees to be paid to the Adviser and Sub-Adviser with respect to the Fund were fair and reasonable.

(c) The Adviser’s and Sub-Adviser’s expected profitability and the extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale; “Fall-out” benefits. The Board discussed with the representatives from the Adviser and Sub-Adviser the advisers’ expected profitability with respect to the Fund. The Board acknowledged the Adviser’s contractual obligation to limit the Fund’s expenses through the Unified Fee, and the effect of such obligation on the Adviser’s expected profitability based on information presented to the Board. The Board also noted that the Adviser had borne all of the organizational expenses of the Trust, which were considerable. The Board also considered the expected profitability of the Sub-Adviser in relation to the fee paid under the Sub-Advisory Agreement.

The Board noted that, because the Fund had not yet commenced operations, it was not yet possible to assess the potential for economies of scale, though the Board would address economies of scale for the Fund when assets under management reached appropriate levels. The Board considered fall-out benefits to be received by the Adviser and Sub-Adviser from their relationship with the Fund and the Trust. The Board noted that none of the other services providers to the Fund or the Trust were affiliates of the Adviser or Sub-Adviser. The Board also noted the Adviser’s and Sub-Adviser’s potential positive reputational benefits from the success of the Fund.

(d) Investment performance of the Adviser and Sub-Adviser. The Board noted that, because the Fund had not commenced operations, it was not possible to assess the Adviser’s and Sub-Adviser’s investment performance with respect to the Fund. The Board discussed with the representatives from the Adviser and Sub-Adviser the performance of the other ETFs advised and sub-advised by the Sub-Adviser, including tracking difference (i.e., the difference of the returns between an ETF and the underlying index it seeks to track).

Conclusion. No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, the Board, including the Independent Trustees, concluded that the proposed advisory fees and projected expense ratio were reasonable in relation to the services to be provided by the Adviser and Sub-Adviser to the Fund, as well as the costs to be incurred and benefits to be gained by the Adviser and Sub-Adviser in providing such services. The Board also found the advisory fees to be reasonable in comparison to the fees charged by advisers to other comparable ETFs of similar size. As a result, the Board, including the Independent Trustees, determined that the approval of the Advisory Agreements on behalf of the Fund would be in the best interest of the Fund and its shareholders.

OSI ETF Trust
Additional Information (Unaudited)

Proxy Voting Information

A description of OSI ETF Trust’s proxy voting policies and procedures is attached to the Fund’s Statement of Additional Information, which is available without charge by visiting the Trust’s website at www.oshares.com or the Securities and Exchange Commission’s (“SEC”) SEC’s website at www.sec.gov or by calling collect 1-617-855-7670.

In addition, a description of how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 will be available without charge upon request by calling collect 1-617-855-7670 or on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

OSI ETF Trust will file its complete schedule of portfolio holdings with the SEC for the first and third quarters on Form N-Q. The Form N-Q will be available on the SEC’s website at www.sec.gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Fund’s full portfolio holdings are updated daily and available on the O’Shares Investment Funds’ website at www.oshares.com.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

OSI ETF Trust

60 State Street, Suite 700
Boston, MA 02109
www.oshares.com

Distributor:
Foreside Fund Services, LLC

3 Canal Plaza, Suite 100
Portland, ME 04101

Item 2. Code Of Ethics.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 3. Audit Committee Financial Expert.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 4. Principal Accountant Fees and Services.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 5. Audit Committee of Listed Registrants.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 6. Investments

(a)	Schedule I – Investments in Securities of Unaffiliated Issuers

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)	Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7. Disclosure Of Proxy Voting Policies And Procedures For Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchase Of Equity Securities By Closed-End Management Investment Company And Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission Of Matters To A Vote Of Security Holders.

The Registrant did not have in place procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls And Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal half year covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)	Not required for this filing.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act – Not applicable.

(b)	Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OSI ETF Trust

By:	/s/ Kevin Beadles
Kevin Beadles
President
March 9, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kevin Beadles
Kevin Beadles
President
March 9, 2017

By:	/s/ Joshua Hunter
Joshua Hunter
Principal Financial Officer and Treasurer
March 9, 2017